General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	$ 36,536	$ 14,226	$ 8,335
Employee expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	23,569	8,496	4,674
Professional services expense
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	9,447	3,902	1,851
Travel and meeting expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	368	304	881
Facility expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	106	103	105
Insurance and other charges expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	10	5	15
Employee recruitment expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	811	367	298
IT maintenance and support expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	1,345	822	387
Capital tax and other non-income tax expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	612	109	14
Depreciation and amortization expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	117	98	88
Office and other administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	$ 151	$ 20	$ 22